Unaudited Condensed Consolidated Statements of Stockholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2014 USD ($)
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 486,000